Note 11 - Related Party Transactions (Details Textual) - HPK, LP [Member] - HighPeak II [Member] - Reimbursement of Costs Incurred by Management Company [Member] $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Related Party Transaction, Amounts of Transaction	$ 3.8
General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 4.1